MM Class S | 100% US TREASURY MONEY MARKET FUND
100% U.S. Treasury Money Market Fund
INVESTMENT OBJECTIVE AND GOAL
To seek current income with liquidity and stability of principal.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares (“Shares”) of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	MM Class S 100% US TREASURY MONEY MARKET FUND Class S Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		MM Class S 100% US TREASURY MONEY MARKET FUND Class S Shares
Management Fees		0.30%
Distribution (12b-1) Fees		0.55%
Other Expenses		0.21%
Total Annual Fund Operating Expenses		1.06%
Fee Waivers and Expense Reimbursement		0.01%
Net Expenses	[1]	1.05%
[1]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class S Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 1.05% of the average daily net assets of the Fund attributable to Class S Shares for the period from December 1, 2012 to November 30, 2013, at which time the Adviser will determine whether or not to renew or revise the agreement. In addition to the current expense limitations described above, during the same time period, the Adviser may also voluntarily waive fees and/or reimburse expenses in excess of its current fee waiver or reimbursement commitment to the extent necessary to maintain a certain minimum net yield for the Fund and/or one or more classes of Shares of the Fund as determined by the Adviser, in its sole discretion (the "Minimum Yield"). The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed pursuant to any of the foregoing until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Class S Shares only if (i) the operating expenses of Class S Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Class S Shares) of less than 1.05% and (ii) the sum of the amount of such payment and the operating expenses of Class S Shares do not cause the Fund's or Class S Shares' net yield to fall below the Fund's or Class S Shares', as the case may be, then-current Minimum Yield (which Minimum Yield shall in no case be less than zero). Any such recoupment would reduce the Fund's future yield.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
MM Class S 100% US TREASURY MONEY MARKET FUND Class S Shares	107	336	584	1,293

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in U.S. Treasury securities and separately traded components of those securities called “STRIPs”. The Fund may, for temporary defensive purposes, in order to meet shareholder redemptions and/or to otherwise facilitate portfolio operations, retain such portion of its assets as the Fund’s portfolio managers deem appropriate in cash in a deposit account held at the Fund’s custodian. Cash of the Fund held in a deposit account at the Fund’s custodian is subject to the credit risk of the custodian.

The Fund’s portfolio managers will maintain a dollar-weighted average maturity of the portfolio of 60 days or less, and a dollar-weighted average life to maturity of the portfolio of 120 days or less. In addition, each individual security in the portfolio, at the time of purchase, will have an effective maturity of no more than 397 days.

As a money market fund, the Fund is subject to the maturity, liquidity, quality and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price. These requirements include daily and weekly liquidity obligations and restrictions on investing in securities not rated in the highest credit-quality category for short-term securities. Please see the section “Additional Information on Portfolio Investments” in the Fund’s statement of additional information for further information.

In choosing investments for the Fund, the portfolio managers consider such factors as:
  The outlook for interest rates.
  Buying and selling activity in the Treasury market as a whole and/or demand for individual Treasury securities.
  Imbalances in the supply of Treasury securities relative to demand.
  The appropriateness of particular securities to the Fund’s objectives.
For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund’s prospectus, see the “Instruments, Investment Techniques and Risks” section of the Fund’s prospectus.
PRINCIPAL RISKS
The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per Share, it is possible to lose money by investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates or that the Fund’s yield will decrease due to a decline in interest rates. Generally, the longer the average maturity of the Fund’s investments, the greater its interest rate risk. In addition, a low interest rate environment may result in the Fund being unable to pay expenses out of its assets and may impact the Fund’s ability to maintain a stable net asset value of $1.00 per Share.

Market Risk: The possibility that the Fund’s security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund’s security holdings will tend to increase or decrease in response to these movements.
PERFORMANCE INFORMATION
The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class S Shares from year to year. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.
YEAR-BY-YEAR RETURNS

Highest Quarter	12/31/06	1.02%
Lowest Quarter	12/31/09	0.00%
Year-to-date total return as of 9/30/2012		0.00%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2011)
Average Annual Total Returns	1 Year	5 Years	10 Years
MM Class S 100% US TREASURY MONEY MARKET FUND Class S Shares	none	0.84%	1.10%